Financial Risk Management - Summary of Impairment of Specified Trade Receivables (Detail) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Discloure of Detailed Information About Impairment of Specified Trade Receivables [Line Items]
Less: Allowance for impairment of receivables-non - related parties	$ (4,953)	$ (4,823)	$ (3,529)
Specified Trade Receivables [Member]
Discloure of Detailed Information About Impairment of Specified Trade Receivables [Line Items]
Gross amount of trade receivables	4,560	4,324
Less: Allowance for impairment of receivables-non - related parties	(4,560)	(4,324)
Total	$ 0	$ 0